WARRANTS (Details)			9 Months Ended	12 Months Ended
	May 05, 2023 $ / shares shares	Oct. 06, 2022 $ / shares shares	Sep. 30, 2023 D Vote $ / shares shares	Dec. 31, 2022 D Vote $ / shares shares	Dec. 31, 2021 shares
WARRANTS
Warrants issued			12,057,000	12,057,000
Warrants outstanding				12,057,000	12,057,000
Number of shares for each warrant			1	1
Exercise price | $ / shares			$ 11.50	$ 11.50
Warrant exercise period condition one			30 days	30 days
Warrant exercise period condition two			12 months	12 months
Warrants exercisable for cash			0	0
Number of trading days to calculate fair market value of warrants | D			5	5
Public warrants expiration term			5 years	5 years
Warrant redemption condition minimum share price | $ / shares			$ 18.00	$ 18.00
Share price trigger used to measure dilution of warrant | $ / shares			$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant			60	60
Warrant exercise price adjustment multiple			115	115
Warrant redemption price adjustment multiple			180	180
Common stock, votes per share | Vote			1	1
Warrant exercise restriction threshold			9.8	9.8
Fractional shares issued			0	0
Private Placement Warrants
WARRANTS
Warrants outstanding			12,256,999	12,230,913
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.01
Redemption period			30 days
Warrant redemption condition minimum share price | $ / shares			$ 18.00
Threshold trading days for redemption of public warrants			20 days
Threshold consecutive trading days for redemption of public warrants | D			30
Bridge Warrants | Bridge Securities Purchase Agreement
WARRANTS
Number of shares for each warrant		1
Exercise price | $ / shares		$ 11.50
Public warrants expiration term		5 years
Number of warrants in a unit		173,913
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant		0.10%
Investor Note Warrants | Bridge Securities Purchase Agreement
WARRANTS
Exercise price | $ / shares	$ 11.50
Public warrants expiration term	5 years
Number of warrants in a unit	26,086
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant	0.10%